Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2018
Transactions And Balances With Related Parties
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 22:-	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Balances with related parties:

	December 31, 2018		December 31, 2017
	Key management personnel	Other related parties	Key management personnel	Other related parties
	USD in thousands		USD in thousands

Current Liabilities	$511	$629	$54	$92

b.	Transactions with related parties (not including amounts described in Note 22c):

	Year ended December 31,
	2018	2017	2016
	USD in thousands

Research and development expenses (Note 22d.1)	$75	$-	$-

General and administrative expenses (Note 22d.5)	$769	$1	$51

Other expenses	$-	$-	$26

c.	Benefits to key management personnel (including directors):

	Year ended December 31,
	2018	2017	2016
	USD in thousands

Short-term benefits	$1,379	$1,043	$592

Share-based payment (Note 18)	$520	$312	$232

d.	Material agreements signed with related parties:

1.	Refer to Note 16c for information regarding the license agreement with Dekel, a private company controlled by the Company's chairman and interim CEO, Dr. Ascher Shmulewitz.

2.	On May 24, 2017, the Company announced that following a mutual decision of the Board and the Company's former Chief Executive Officer, Dr. Elran Haber, Dr. Haber would step down from his position as the Company's Chief Executive Officer. As per his employment terms, all installments of his Options, which were granted on May 4, 2014, and May 20, 2015, continued to vest until the end of his notice, by October 4, 2017. See Note 18a.2 for further description in this matter.

3.	On November 1, 2017, the general meeting of the Company's shareholders appointed the Chairman of the Board, Dr. Ascher Shmulewitz, as the Company's Interim CEO, to be in this office for an initial period no longer than three years.

4.	In May 2017, the Company entered into an employment agreement with a Chief Financial Officer (the "Former CFO") for a three months trial period. On December 19, 2017, the Company entered into a separation agreement with the Former CFO as further detailed below. In addition, the Company's former VP Finance, Mr. Guy Goldin, has ceased providing on going services, and as of January 1, 2018, renders his financial services on an hourly basis (as a consultant to the Company). Since December 2017, Mr. Oz Adler, served as the Company's VP Finance, and during 2018 was appointed as the Company's and the Group's CFO.

With respect to the departure of the Former CFO, the Company entered into a mutually-amicable separation agreement (the "Separation Agreement") on December 19, 2017 (the "Effective Date"). Under the terms of the Separation Agreement (which are similar in essence to his original termination terms under his employment agreement), the Former CFO received severance in the amount of (i) three months' salary through the end of the notice period following the Effective Date and (ii) a bonus equal to two months of salary. In addition, all of the Former CFO's outstanding options to purchase 47,500 ADSs of the Company deemed fully vested as of the Effective Date and were exercisable until June 19, 2018. On June 19, 2018, all share options, in respect of which expenses in the amount of approximately $160 thousand were recorded, expired.

5.	THR works jointly with GLPS based on a signed Service Agreement (the "GLPS Service Agreement"). According to the GLPS Service Agreement, GLPS is the employer of the physicians and nurse practitioners operating THR's pain management clinics. The pain management clinics operate under the name of Therapix Medical Solutions. THR provides the corporate oversight and management services (i.e. operational and financial: accounting, payroll, human resources etc.) to the clinics. THR only employees the non-medical staff working at the clinics, as well as the corporate staff.

GLPS is a related party of the Group due to the fact that GLPS in owned by the CEO and the Chief Medical Officer ("CMO") of THR, which are also Directors of THR.

As of December 31, 2018, the balance due to GLPS for the services under the GLPS Service Agreement is in the amount of approximately $629 thousand.